Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events
27 .	Subsequent events
a) Acquisition of Riche Bright Securities Limited
On April 9, 2021, the Group entered into an agreement to acquire all equity interest in Riche Bright Securities Limited (“RB”), a securities brokerage firm based in Hong Kong. RB is a registered securities dealer with the HK Securities and Futures Commission under a Type 1 license. In connection with the acquisition, the Company agreed to issue
35,000,000
non-voting ordinary shares (the “Consideration Shares”) to RB’s original shareholder as the consideration for the sale of RB’s equity interest. The Consideration Shares will be issued in reliance upon an exemption or exclusion from the registration requirement under Section 5 of the Securities Act of 1933, as amended.
b) Acquisition of Shenzhen Jishengtai Technology Co. Ltd
On April 12,2021, the Company entered into an agreement to acquire all of equity interest in Shenzhen Jishengtai Technology Co. Ltd (“JST”), a securities technology firm based in Shenzhen, China. JST internally designs and fully implements an end-to-end Broker Supplied System (BSS) for automatic order matching and execution of securities trading, which is the core backbone system of RB, a Hong Kong securities brokerage firm that the Company acquired on April 9, 2021. In connection with the acquisition, the Company agreed to issue certain non-voting ordinary shares (the “Consideration Shares”) to JST’s original shareholders as the consideration for the sale of JST’s equity interest. The Consideration Shares consists of a fixed base of
38,098,200 shares and an additional maximum of 45,098,200

shares,
 which is subject to downward adjustment based on certain performance targets of RB subsequent to its acquisition. The Consideration Shares will be issued in reliance upon an exemption or exclusion from the registration requirement under Section 5 of the Securities Act of 1933, as amend.